Goodwill and other intangible assets - Additional Information (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of detailed information about intangible assets [line items]
Amount of operated concessions of unconventional oil and gas exploration and production	$ 22,746
Amount of operated concessions of conventional oil and gas exploration and production	$ 5,542